Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating right of use assets	$ 6,216,255
Operating lease liabilities	6,216,255
Amortized the operating lease right-of-use assets	$ 74,000